MUSIC INVENTORY (Tables)	12 Months Ended
May 31, 2024
Inventory Disclosure [Abstract]
Schedule of music inventory

	May 31, 2024	May 31, 2023
Digital music acquired for use in operations – at cost	$22,268	$21,648
Accumulated depreciation	(21,533)	(20,719)
Music inventory – net	$735	$929